Property & Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Summary of Property and Equipment
Property and equipment consisted of the following (in thousands):

	Successor 2020	Predecessor 2019
Leasehold improvements	$5,477	$5,724
Machinery & equipment	1,360	2,821
Computer equipment	208	560
Furniture & fixtures	792	1,278
Vehicles	215	50

	8,052	10,433
Less: Accumulated depreciation and amortization	(48)	(4,132)

Property and equipment – net	$8,004	$6,301